Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consisted of the following:

	As of March 31,
	2024	2023
Software	$5,433,967	$5,610,547
Courseware	29,485,462	30,443,609
Copyrights	11,880,830	12,266,906
	46,800,259	48,321,062
Less: accumulated amortization	(38,810,461)	(39,999,028)
Less: impairment	(7,989,798)	(8,067,388)
Intangible assets, net	$—	$254,646

Schedule of amortization of intangible asset
2025	$—
2026	—
2027	—
Total	$—